Revenue Recognition - Accounts Receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Opening balance	$ 19,697	$ 19,970
Closing balance	19,431	19,697
Change	$ (266)	$ (273)